PENSION AND OTHER POST-RETIREMENT BENEFIT PLANS - SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS USED IN COMPUTING NET PERIODIC BENEFIT COST (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.80%	4.00%	3.70%
Expected long-term return on plan assets	5.80%	6.10%	6.30%
Rate of compensation increase	3.80%	3.80%	4.10%
Other Benefits
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.80%	4.00%	3.70%